Loan Sales And Securitizations (Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2011
Total Principal Amount of Loans	$ 18,128,275,000	[1]	$ 22,373,312,000	[1]
Principal Amount of Delinquent Loans	797,636,000	[1],[2]	1,076,908,000	[1],[3]
Net Credit Losses	536,418,000	[1],[4]	570,682,000	[1],[5]
Total Principal Amount of Loans sold	(11,087,955,000)		(14,578,430,000)
Total Principal Amount of Residential Real Estate Loans held for sale	(413,897,000)		(375,289,000)
Total Principal Amount of Loans held in portfolio	6,719,739,000		7,461,969,000
Principal amount of loans securitized and sold			10,900,000,000		8,000,000,000
Real Estate Residential [Member]
Total Principal Amount of Loans	18,128,275,000		22,373,312,000
Principal Amount of Delinquent Loans	797,636,000	[2]	1,076,908,000	[3]
Net Credit Losses	536,418,000	[4]	570,682,000	[5]
Total Principal Amount of Residential Real Estate Loans held for sale	(320,581,000)		(332,913,000)
Government National Mortgage Association Certificates And Obligations (GNMA) [Member]
Loans 90 days or more past due	$ 42,200,000		$ 39,900,000

[1]	Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.
[2]	Loans 90 days or more past due include $42.2 million of GNMA guaranteed mortgages.
[3]	Loans 90 days or more past due include $39.9 million of GNMA guaranteed mortgages.
[4]	Principal amount of loans securitized and sold includes $8.0 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.
[5]	Principal amount of loans securitized and sold includes $10.9 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.